Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts	$ 199	$ 125
Reserves	823	910
Deferred rent	488	374
Accrued expenses and other	674	595
Foreign tax credit carryforward	185	136
Stock compensation	790	317
Net operating loss carryforwards	970	1,029
Total deferred tax assets	4,129	3,486
Deferred tax liabilities:
Basis difference in fixed assets	(914)	(967)
Capitalized software development costs	(2,147)	(1,631)
Intangibles-acquisitions	(614)
Total deferred tax liabilities	(3,675)	(2,598)
Net deferred tax asset	$ 454	$ 888